Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
05.
Income Taxes

The Provision for income taxes was as follows:

Year Ended December 31	2011	2010	2009
Current
United States
Federal	$24.2	$37.4	$(31.8)
State	2.8	3.2	6.8
Non-U.S.	176.5	126.3	40.5
Total current	203.5	166.9	15.5
Deferred
United States
Federal	(2.3)	(81.1)	(3.5)
State	3.3	(2.9)	(4.6)
Non-U.S.	23.8	15.5	(21.1)
Total deferred	24.8	(68.5)	(29.2)
Total provision	$228.3	$98.4	$(13.7)

A reconciliation between taxes computed at the U.S. Federal statutory rate of 35% and the consolidated effective tax rate was as follows:

Year Ended December 31	2011	2010	2009
Income tax based on statutory rate	$168.0	$(57.8)	$(8.0)
Increase (decrease) resulting from:
State income taxes, net of Federal benefit	5.2	(0.6)	2.9
Non-U.S. tax rate difference(1)	40.6	38.7	3.3
Repatriation of non-U.S. earnings	11.1	(4.8)	(37.2)
Change in valuation reserve	(3.3)	11.7	10.6
Non-deductible goodwill impairment charge	–	109.1	21.4
Other, net	6.7	2.1	(4.9)
Non-deductible competition investigation in France	–	–	(1.8)
Tax provision	$228.3	$98.4	$(13.7)

(1)
Included above in the impact of the non-U.S. tax rate difference was the French business tax, which has been classified as a component of income tax beginning in January 2010, in accordance with the current accounting guidance on income taxes. Prior to January 2010, the French business tax had been presented as non-income tax and included as a component of Cost of services. The French government changed the business tax from an asset- based tax to an income-based tax, thereby requiring the classification of this tax as income tax effective January 1, 2010.

Deferred income taxes are recorded on temporary differences at the tax rate expected to be in effect when the temporary differences reverse. Temporary differences, which gave rise to the deferred taxes, were as follows:

Year Ended December 31	2011	2010
Current Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	$10.7	$9.7
Employee compensation payable	26.8	22.3
Pension and postretirement benefits	(5.6)	(1.8)
Other	22.0	29.5
Valuation allowance	(2.9)	–
	51.0	59.7
Noncurrent Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	22.5	20.4
Pension and postretirement benefits	55.0	50.4
Intangible assets(1)	(126.4)	(125.7)
Net operating losses(1)	144.9	182.9
Other(1)	103.5	105.7
Valuation allowance	(116.3)	(123.2)
	83.2	110.5
Total future tax benefits	$134.2	$170.2
Current tax asset	$52.4	$59.7
Current tax liability	(1.4)	–
Noncurrent tax asset	102.7	128.1
Noncurrent tax liability	(19.5)	(17.6)
Total future tax benefits	$134.2	$170.2

(1)
The 2010 amounts originally presented above for Intangible assets, Net operating losses and Other have been revised by ($91.3), ($14.4) and $105.7, respectively, to correct the prior year presentation. This change did not affect the deferred tax assets and liabilities reported in the 2010 Consolidated Balance Sheet.

The current tax liability is recorded in Accrued liabilities, the noncurrent tax asset is recorded in Other assets and the noncurrent tax liability is recorded in Other long-term liabilities in the Consolidated Balance Sheets.

We have U.S. Federal and non-U.S. net operating loss carryforwards and U.S. state net operating loss carryforwards totaling $485.9 and $144.1, respectively, as of December 31, 2011. The net operating loss carryforwards expire as follows:

	U.S. Federal and Non-U.S.	U.S. State
2012	$0.9	$–
2013	2.0	–
2014	8.8	–
2015	5.7	0.1
2016	6.5	0.6
Thereafter	171.5	143.4
No expirations	290.5	–
Total net operating loss carryforwards	$485.9	$144.1

We have recorded a deferred tax asset of $144.9 as of December 31, 2011, for the benefit of these net operating losses. Realization of this asset is dependent on generating sufficient taxable income prior to the expiration of the loss carryforwards. A related valuation allowance of $106.8 has been recorded as of December 31, 2011, as management believes that realization of certain net operating loss carryforwards is unlikely.

Pretax income of non-U.S operations was $395.5, $191.1 and $3.4 in 2011, 2010 and 2009, respectively. We have not provided U.S. income taxes and non-U.S. withholding taxes on $667.8 of unremitted earnings of non-U.S. subsidiaries that are considered to be reinvested indefinitely. Deferred taxes are provided on the earnings of non-U.S. subsidiaries that will likely be remitted to the U.S. As of December 31, 2011 and 2010, we have recorded a deferred tax liability of $22.0 and $23.6, respectively, related to non-U.S. earnings that we plan to remit.

As of December 31, 2011, we have gross unrecognized tax benefits related to various tax jurisdictions, including interest and penalties, of $27.0. We have related tax benefits of $3.6, and the net amount of $23.4 would favorably affect the effective tax rate if recognized. We do not expect our unrecognized tax benefits to change significantly over the next 12 months.

As of December 31, 2010, we had gross unrecognized tax benefits related to various tax jurisdictions, including interest and penalties, of $26.4. We had related tax benefits of $4.3 for a net amount of $22.1. During 2010, the IRS audit of 2006 and 2007 was closed.

As of December 31, 2009, we had gross unrecognized tax benefits related to various tax jurisdictions, including interest and penalties, of $44.4. We had related tax benefits of $13.4 for a net amount of $31.0. During 2009, we recorded tax benefits related to various statute expirations for 2003 to 2007.

We recognize accrued interest and penalties related to unrecognized tax benefits in income tax expense. We accrued net interest and penalties of $0.6 and $0.4 during 2011 and 2009, respectively. In 2010, we had a net benefit of $1.3 due to a $1.8 benefit from statute expirations.

The following table summarizes the activity related to our unrecognized tax benefits during 2011, 2010 and 2009:

	2011	2010	2009
Gross unrecognized tax benefits, beginning of year	$25.0	$41.7	$49.3
Increases in prior year tax positions	0.9	3.0	6.5
Decreases in prior year tax positions	(1.5)	(2.0)	(1.4)
Increases for current year tax positions	2.5	–	1.7
Expiration of statute of limitations and audit settlements	(1.9)	(17.7)	(14.4)
Gross unrecognized tax benefits, end of year	$25.0	$25.0	$41.7
Potential interest and penalties	2.0	1.4	2.7
Balance, end of year	$27.0	$26.4	$44.4

We conduct business globally in 80 countries and territories. We are routinely audited by the tax authorities of the various tax jurisdictions in which we operate. Generally, the tax years that could be subject to examination are 2008 and 2009 for our major operations in Germany, Italy, France, Japan, U.S. and United Kingdom. As of December 31, 2011, we are subject to tax audits in France, Belgium, Denmark, Austria, Italy, Spain, Norway and the United States. We believe that the resolution of these audits will not have a material impact on earnings.